DEBT - Schedule of payments on outstanding debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Oct. 17, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 03, 2016
Disclosure of detailed information about borrowings [line items]
Debt	$ 106,769		$ 100,706
Year ending December 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt	23,365
Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	15,987
Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	7,378
Year ending December 31, 2021
Disclosure of detailed information about borrowings [line items]
Debt	77,878
Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	71,756
Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	6,122
Year ending December 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt	21,474
Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,275
Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,199
Year ending December 31, 2023
Disclosure of detailed information about borrowings [line items]
Debt	5,419
Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	5,294
Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	125
Year ending December 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt	338
Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	313
Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	25
Year ending December 31, 2025
Disclosure of detailed information about borrowings [line items]
Debt	259
Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	254
Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	5
Lease liabilities | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	987
Lease liabilities | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	106
Lease liabilities | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	258
Lease liabilities | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	81
Lease liabilities | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	275
Lease liabilities | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	64
Lease liabilities | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	294
Lease liabilities | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	45
Lease liabilities | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	313
Lease liabilities | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	25
Lease liabilities | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	254
Lease liabilities | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	5
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Debt	$ 47,002		$ 44,612	$ 42,515
Borrowings, interest rate	7.00%				7.00%
7% Convertible Debentures | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	$ 0
7% Convertible Debentures | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	51,498
7% Convertible Debentures | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,605
7% Convertible Debentures | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
7% Convertible Debentures | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.50%
Macquarie Credit Facility | Year ending December 31, 2020 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	15,000
Macquarie Credit Facility | Year ending December 31, 2020 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	3,667
Macquarie Credit Facility | Year ending December 31, 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,000
Macquarie Credit Facility | Year ending December 31, 2021 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	2,436
Macquarie Credit Facility | Year ending December 31, 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	20,000
Macquarie Credit Facility | Year ending December 31, 2022 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	1,135
Macquarie Credit Facility | Year ending December 31, 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	5,000
Macquarie Credit Facility | Year ending December 31, 2023 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	80
Macquarie Credit Facility | Year ending December 31, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2024 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Debt	0
Macquarie Credit Facility | Year ending December 31, 2025 | Interest
Disclosure of detailed information about borrowings [line items]
Debt	$ 0